Deferred Revenue	12 Months Ended
Dec. 31, 2024
Deferred Revenue
Deferred Revenue

NOTE 7 – Deferred Revenue

Deferred revenue consisted of the following (in thousands):

	Successor
	License Agreement	Professional Service Agreements	Hardware	Total
Deferred Revenue - January 1, 2024	$2,404	$474	$-	$2,878
Revenue recognized	(6,202)	(798)	(142)	(7,142)
Revenue deferred	6,402	385	160	6,947
Deferred Revenue - December 31, 2024	$2,604	$61	$18	$2,683

	License Agreement	Professional Service Agreements	Hardware	Total
Deferred Revenue - March 15, 2023	$2,148	$386	$-	$2,534
Revenue recognized	(4,560)	(1,186)	-	(5,746)
Revenue deferred	4,816	1,274	-	6,090
Deferred Revenue - December 31, 2023	$2,404	$474	$-	$2,878
	Predecessor
	License Agreement	Professional Service Agreements	Hardware	Total
Deferred Revenue - January 1, 2023	$1,931	$231	$-	$2,162
Revenue recognized	(1,204)	(416)	-	(1,620)
Revenue deferred	1,421	571	-	1,992
Deferred Revenue - March 14, 2023	$2,148	$386	$-	$2,534

Deferred revenues were approximately $2,683 thousand and $2,878 thousand as of December 31, 2024, and December 31, 2023, respectively.

The fair value of the deferred revenue approximates the services to be rendered.